Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of summary of employee benefits charged to operating expenses

(in thousands)	2015	2014	2013
Payroll taxes	$1,102	$1,081	$1,106
Medical plans	1,928	1,974	1,915
401(k) match	325	310	309
Pension plan	1,391	960	1,173
Profit-sharing	563	201	118
Other	164	122	219

Total employee benefits	$5,473	$4,648	$4,840

Schedule of obligations and funded status

(in thousands)	2015	2014
Change in projected benefit obligation:
Balance, January 1	$19,977	$14,852
Service cost	1,325	981
Interest cost	838	732
Actuarial (loss) gain	(1,084)	3,813
Benefits paid	(455)	(401)
Balance, December 31	$20,601	$19,977

Change in plan assets:
Fair value, January 1	$14,933	$13,532
Actual return on plan assets	(75)	1,118
Employer contribution	716	725
Expenses paid	(88)	(41)
Benefits paid	(455)	(401)
Fair value, December 31	$15,031	$14,933
Funded status at end of year	$(5,570)	$(5,044)
Accumulated benefit obligation	$16,550	$16,595

Schedule of components of net pension cost

(in thousands)	2015	2014	2013
Service cost—benefits earned during the year	$1,325	$981	$1,174
Interest costs on projected benefit obligations	838	732	646
Expected return on plan assets	(957)	(872)	(797)
Expected administrative expenses	40	40	40
Amortization of prior service cost	79	79	79
Amortization of unrecognized net loss	66	0	31
Net periodic pension expense	$1,391	$960	$1,173

Schedule of amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss), including amounts recognized in other comprehensive income

(in thousands)	2015	2014
Prior service costs	$(364)	$(443)
Net accumulated actuarial net loss	(1,937)	(2,008)
Accumulated other comprehensive loss	(2,301)	(2,451)
Net periodic benefit cost in excess of cumulative employer contributions	(3,269)	(2,593)
Net amount recognized at December 31, balance sheet	$(5,570)	$(5,044)
Net gain (loss) arising during period	$5	$(3,568)
Prior service cost amortization	79	79
Amortization of net actuarial loss	65	0
Total recognized in other comprehensive income (loss)	$149	$(3,489)
Total recognized in net periodic pension cost and other comprehensive income	$1,242	$4,449

Schedule of assumptions utilized to determine benefit obligations and to determine pension expense

	2015	2014	2013
Determination of benefit obligation at year end:
Discount rate	4.70%	4.25%	5.00%
Annual rate of compensation increase	3.78%	3.78%	3.73%
Determination of pension expense for year ended:
Discount rate for the service cost	4.25%	5.00%	4.25%
Annual rate of compensation increase	3.78%	3.73%	3.61%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

Schedule of fair value of the Company's pension plan assets, by asset category

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2015
Cash equivalents	$1,663	$1,663	$0	$0
Equity securities:
U.S. large-cap (a)	6,191	6,191	0	0
U.S. mid-cap (b)	2,094	2,094	0	0
U.S. small-cap (c)	820	820	0	0
International (d)	1,778	1,778	0	0
Real estate (e)	478	478	0	0
Commodities (f)	205	205	0	0
Fixed income securities:
U.S. gov't agency obligations (g)	1,802	0	1,802	0
Total	$15,031	$13,229	$1,802	$0
December 31, 2014
Cash equivalents	$1,937	$1,937	$0	$0
Equity securities:
U.S. large-cap (a)	7,252	7,252	0	0
U.S. mid-cap (b)	921	921	0	0
U.S. small-cap (c)	1,131	1,131	0	0
International (d)	1,895	1,895	0	0
Real estate (e)	486	486	0	0
Commodities (f)	264	264	0	0
Fixed income securities:
U.S. gov't agency obligations (g)	1,047	0	1,047	0
Total	$14,933	$13,886	$1,047	$0

(a)	This category is comprised of low-cost equity index funds not actively managed that track the S&P 500.
(b)	This category is comprised of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
(c)	This category is comprised of actively managed mutual funds.
(d)	At December 31, 2015 and 2014, 31% of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
(e)	This category is comprised of low-cost real estate index exchange traded funds.
(f)	This category is comprised of exchange traded funds investing in agricultural and energy commodities.
(g)	This category is comprised of individual bonds.

Schedule of future benefit payments expected to be paid
Year	Pension benefits
(in thousands)
2016	$513
2017	637
2018	660
2019	788
2020	859
2021 to 2025	5,530